Quarterly Report
January 31, 2023
MFS®  Global Growth Fund
WGF-Q1

Portfolio of Investments
1/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.0%
Alcoholic Beverages – 2.4%
Diageo PLC	228,508	$9,916,407
Kweichow Moutai Co. Ltd.	30,767	8,404,457
		$18,320,864
Apparel Manufacturers – 6.0%
Adidas AG	52,585	$8,425,388
Burberry Group PLC	333,699	10,149,632
LVMH Moet Hennessy Louis Vuitton SE	17,220	15,043,120
NIKE, Inc., “B”	89,924	11,450,023
		$45,068,163
Automotive – 1.6%
Aptiv PLC (a)	103,177	$11,668,287
Brokerage & Asset Managers – 1.4%
Blackstone, Inc.	22,751	$2,183,186
Charles Schwab Corp.	110,954	8,590,059
		$10,773,245
Business Services – 9.0%
Accenture PLC, “A”	75,864	$21,169,849
CGI, Inc. (a)	92,997	7,970,672
Cognizant Technology Solutions Corp., “A”	81,371	5,431,514
Equifax, Inc.	39,726	8,827,117
Fidelity National Information Services, Inc.	91,027	6,830,666
Fiserv, Inc. (a)	89,571	9,555,434
Thomson Reuters Corp.	26,144	3,110,047
Verisk Analytics, Inc., “A”	26,235	4,769,261
		$67,664,560
Computer Software – 9.3%
Adobe Systems, Inc. (a)	36,528	$13,527,780
Black Knight, Inc. (a)	144,504	8,755,497
Microsoft Corp.	134,787	33,401,566
NAVER Corp.	83,367	13,891,250
		$69,576,093
Computer Software - Systems – 2.7%
Apple, Inc.	110,657	$15,966,699
Samsung Electronics Co. Ltd.	86,754	4,336,303
		$20,303,002
Construction – 1.9%
Otis Worldwide Corp.	100,200	$8,239,446
Sherwin-Williams Co.	26,819	6,345,107
		$14,584,553
Consumer Products – 5.8%
Church & Dwight Co., Inc.	218,419	$17,661,360
Estee Lauder Cos., Inc., “A”	24,870	6,890,980
Kose Corp.	94,800	10,434,596
Reckitt Benckiser Group PLC	121,791	8,672,953
		$43,659,889

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 5.1%
Amphenol Corp., “A”	179,846	$14,346,315
Fortive Corp.	168,057	11,432,918
Schneider Electric SE	29,564	4,794,018
TE Connectivity Ltd.	60,059	7,636,502
		$38,209,753
Electronics – 4.3%
Analog Devices, Inc.	66,229	$11,356,287
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	175,503	16,274,393
Texas Instruments, Inc.	26,559	4,706,520
		$32,337,200
Food & Beverages – 2.4%
McCormick & Co., Inc.	102,280	$7,683,274
Nestle S.A.	73,251	8,938,926
PepsiCo, Inc.	8,209	1,403,903
		$18,026,103
General Merchandise – 1.3%
B&M European Value Retail S.A.	1,345,169	$7,459,551
Dollarama, Inc.	38,916	2,327,268
		$9,786,819
Insurance – 2.6%
Aon PLC	41,506	$13,227,132
Marsh & McLennan Cos., Inc.	37,506	6,560,175
		$19,787,307
Internet – 8.1%
Alphabet, Inc., “A” (a)	351,776	$34,769,540
Gartner, Inc. (a)	23,233	7,856,006
Tencent Holdings Ltd.	363,100	17,698,529
		$60,324,075
Leisure & Toys – 1.8%
Electronic Arts, Inc.	105,737	$13,606,237
Machinery & Tools – 1.3%
Daikin Industries Ltd.	27,800	$4,840,409
Schindler Holding AG	21,677	4,617,743
		$9,458,152
Medical & Health Technology & Services – 2.2%
ICON PLC (a)	71,233	$16,434,165
Medical Equipment – 9.2%
Abbott Laboratories	36,893	$4,078,521
Agilent Technologies, Inc.	34,311	5,218,017
Becton, Dickinson and Co.	29,602	7,466,216
Boston Scientific Corp. (a)	308,836	14,283,665
Danaher Corp.	39,983	10,570,706
STERIS PLC	50,462	10,420,908
Stryker Corp.	27,704	7,031,552
Thermo Fisher Scientific, Inc.	16,924	9,652,265
		$68,721,850

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 8.0%
Credicorp Ltd.	41,985	$5,638,585
HDFC Bank Ltd.	631,884	12,432,632
Julius Baer Group Ltd.	69,645	4,462,702
Mastercard, Inc., “A”	14,981	5,551,959
Moody's Corp.	28,240	9,114,460
Visa, Inc., “A”	97,588	22,465,733
		$59,666,071
Pharmaceuticals – 1.1%
Roche Holding AG	27,190	$8,497,782
Printing & Publishing – 0.8%
Wolters Kluwer N.V.	57,531	$6,270,116
Railroad & Shipping – 2.7%
Canadian Pacific Railway Ltd.	254,901	$20,111,689
Restaurants – 0.8%
Starbucks Corp.	52,005	$5,675,826
Specialty Chemicals – 0.9%
Sika AG	22,609	$6,436,816
Specialty Stores – 3.2%
Alibaba Group Holding Ltd. (a)	258,772	$3,575,782
Meituan, “B” (a)	36,250	807,184
Ross Stores, Inc.	93,030	10,995,216
TJX Cos., Inc.	102,306	8,374,769
		$23,752,951
Telecommunications - Wireless – 2.3%
American Tower Corp., REIT	39,084	$8,730,975
Cellnex Telecom S.A.	219,398	8,609,539
		$17,340,514
Utilities - Electric Power – 0.8%
Xcel Energy, Inc.	84,746	$5,827,982
Total Common Stocks		$741,890,064
Investment Companies (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 4.29% (v)	7,009,533	$7,010,234

Other Assets, Less Liabilities – 0.1%		500,882
Net Assets – 100.0%		$749,401,180
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $7,010,234 and $741,890,064, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$497,741,575	$—	$—	$497,741,575
United Kingdom	9,916,407	26,282,136	—	36,198,543
Canada	33,519,676	—	—	33,519,676
Switzerland	—	32,953,969	—	32,953,969
China	26,910,170	3,575,782	—	30,485,952
France	—	19,837,138	—	19,837,138
South Korea	—	18,227,553	—	18,227,553
Taiwan	16,274,393	—	—	16,274,393
Japan	—	15,275,005	—	15,275,005
Other Countries	14,063,973	27,312,287	—	41,376,260
Mutual Funds	7,010,234	—	—	7,010,234
Total	$605,436,428	$143,463,870	$—	$748,900,298
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,633,510	$38,731,039	$35,354,969	$6	$648	$7,010,234
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$73,440	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2023, are as follows:
United States	67.4%
United Kingdom	4.8%
Canada	4.5%
Switzerland	4.4%
China	4.1%
France	2.6%
South Korea	2.4%
Taiwan	2.2%
Japan	2.0%
Other Countries	5.5%